Equity - Additional information (Details) - COP ($) $ in Millions			1 Months Ended	12 Months Ended
	Oct. 02, 2024	Jun. 17, 2022	Jul. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2011
Equity
Authorized capital				$ 36,540,000
Number of ordinary shares authorised				60,000,000,000
Number of shares subscribed				41,116,694,690
Proportion of shares available for public trade held privately				11.51%
Number of shares available for public trade held privately				4,731,906,273
Proportion of shares held by majority share holders				88.49%
Number of shares held by majority share holders				36,384,788,417
Capital reserve				$ 11,499,933
Number of shares reserved for issue under options and contracts for sale of shares				18,883,305,310
Subscribed and paid-in capital				$ 25,040,067	$ 25,040,067
Subscribed and Paid-In-Capital				25,040,067	25,040,067
Additional paid in capital				6,607,699	6,607,699
Additional paid-in capital receivable				143
Dividends paid				15,565,064	5,570,876	$ 13,356,947
Profit distribution project reserve					11,993,230
Ordinary and extraordinary dividends approved for distribution				12,828,409	24,382,199
Dividend payables				$ 629,458	668,383
Percentage of ownership interest acquired				45.00%
Business combination				$ (158,319)		(238,839)
Retained earnings
Equity
Business combination	$ 102,329			(102,329)		0
Non-controlling interest
Equity
Business combination	$ 55,990			(55,990)		(238,839)
Oleoducto de Colombia S.A. | Repsol Ductos de Colombia
Equity
Percentage of ownership interest held	7.14%		7.14%
CI Repsol Ductos Colombia S.A.S
Equity
Percentage of ownership interest acquired			100.00%
Stabilization Fund of Fuel Prices
Equity
Dividends made against fuel price stabilization fund receivables		$ 2
Compensation dividend against balance of accounts receivable				2
Ecopetrol S.A.
Equity
Dividend payables				3,960	3,947
Ecopetrol
Equity
Dividends paid				12,802,893	$ 2,747,231	$ 11,622,778
Ecopetrol | Stabilization Fund of Fuel Prices
Equity
Compensation dividend against balance of accounts receivable				7,352,053
Share-based payment arrangements
Equity
Additional paid in capital							$ 2,118,468
Share-based payment arrangements | Colombian Peso
Equity
Additional paid in capital				4,457,997
Financial guarantee contracts
Equity
Additional paid in capital				$ 31,377